Label	Element	Value
Schroder Emerging Markets Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ck0000908802_SupplementTextBlock

SCHRODER SERIES TRUST

Schroder Emerging Markets Small Cap Fund

Supplement dated July 18, 2017 to the Fund's Prospectus dated March 1, 2017, as supplemented (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION REGARDING THE FUND LISTED ABOVE (THE "FUND").

Effective July 1, 2017, (i) the investment management fee payable by the Fund to Schroder Investment Management North America Inc. ("Schroders"), its investment adviser, has been reduced from an annual fee of 1.25% of the Fund's average daily net assets to an annual fee of 1.15% of the Fund's average daily net assets, and (ii) for the period from July 1, 2017 through February 28, 2019, Schroders agreed to contractually waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that the total annual operating expenses (other than certain excluded expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of the Investor Shares' average daily net assets (representing a reduction of 0.15% from the prior expense limitations of 1.50% and 1.65% on the Fund's R6 and Investor Shares, respectively).

Accordingly, the Prospectus is hereby updated as follows:

1.       In the "Summary Information About the Funds" section:

a)     The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	b) The "Example" table is hereby deleted and replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(whether or not shares are redeemed)
Supplement Closing [Text Block]	ck0000908802_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. SCH-SK-004-0100
Schroder Emerging Markets Small Cap Fund | R6 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[3]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	790
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,859
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	137
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	790
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,643
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,859
Schroder Emerging Markets Small Cap Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.92%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.07%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)	[3]
NET ANNUAL FUND OPERATING EXPENSES	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,715
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,990
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	153
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	843
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,715
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,990

[1]	Management Fees have been restated to reflect current fees.
[2]	"Other Expenses" shown for Investor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2016, the Fund paid 0% of the average daily net assets attributable to its Investor Shares under the plan. Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.
[3]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.